CONSOLIDATED STATEMENT OF STOCKHOLDERS EQUITY - 3 months ended Mar. 31, 2020 - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-in Capital	Accumulated Earnings (Loss) Less Dividends	Common Stock Held in Treasury at Cost
Beginning Balance, Values at Dec. 31, 2019	$ 0	$ 0	$ 0	$ 0	$ 0
Beginning Balance, Shares at Dec. 31, 2019		0
Issuance of common stock through public offering, net	91,948	$ 54	91,894
Issuance of common stock through public offering, net, shares		5,350,000
Repurchase of common stock	$ (1,339)	$ (1)			(1,338)
Repurchase of common stock, shares	(87,466)	(87,466)
Net loss attributable to common stockholders	$ (6,353)			(6,353)
Common stock dividends declared	(1,157)			(1,157)
Ending Balance, Values at Mar. 31, 2020	$ 83,099	$ 53	$ 91,894	$ (7,510)	$ (1,338)
Ending balance, Shares at Mar. 31, 2020		5,262,534